Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Costs

	2018	2017	2016
	Million	Million	Million

Interest on short-term deposits received (note 33(a))	142	21	7
Interest on bonds	—	187	228
Others	2	2	—

	144	210	235